Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 162
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Party-in-interest transactions include the investments in the ordinary shares of Eaton, the investment funds of the Trustee and the payments of administrative expenses by the Company. Such transactions are exempt from being prohibited transactions. In addition, the Plan has arrangements with various service providers and these arrangements qualify as party-in-interest transactions.

During 2025 and 2024, the Plan received $331,555 and $345,288, respectively, in ordinary share dividends from Eaton.